UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2017
Columbia Select Large Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Large Cap Growth Fund   |  Semiannual Report 2017

Columbia Select Large Cap Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Thomas Galvin, CFA
Lead portfolio manager
Managed Fund since 2003
Richard Carter
Portfolio manager
Managed Fund since 2009
Todd Herget
Portfolio manager
Managed Fund since 2009
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	11.25	17.36	14.21	8.44
	Including sales charges		4.84	10.59	12.87	7.80
Class C	Excluding sales charges	09/28/07	10.84	16.51	13.35	7.63
	Including sales charges		9.84	15.56	13.35	7.63
Class R		12/31/04	11.08	17.04	13.92	8.16
Class R4*		11/08/12	11.37	17.60	14.50	8.70
Class R5*		11/08/12	11.45	17.74	14.65	8.77
Class T*	Excluding sales charges	09/27/10	11.19	17.29	14.20	8.41
	Including sales charges		8.44	14.35	13.63	8.14
Class Y*		11/08/12	11.40	17.70	14.70	8.79
Class Z		10/01/97	11.34	17.66	14.49	8.70
Russell 1000 Growth Index			10.84	21.94	15.26	9.08
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2017)
Priceline Group, Inc. (The)	4.7
Amazon.com, Inc.	4.5
Visa, Inc., Class A	4.3
Alibaba Group Holding Ltd., ADR	4.3
Facebook, Inc., Class A	4.3
Alexion Pharmaceuticals, Inc.	4.0
Nike, Inc., Class B	3.5
Charles Schwab Corp. (The)	3.4
Celgene Corp.	3.3
Activision Blizzard, Inc.	3.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2017)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2017)
Consumer Discretionary	24.7
Consumer Staples	5.5
Energy	2.5
Financials	6.4
Health Care	24.1
Industrials	2.3
Information Technology	34.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Large Cap Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2017 — September 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.50	1,019.60	5.64	5.39	1.07
Class C	1,000.00	1,000.00	1,108.40	1,015.81	9.62	9.20	1.83
Class R	1,000.00	1,000.00	1,110.80	1,018.30	7.00	6.69	1.33
Class R4	1,000.00	1,000.00	1,113.70	1,020.79	4.37	4.18	0.83
Class R5	1,000.00	1,000.00	1,114.50	1,021.29	3.85	3.68	0.73
Class T	1,000.00	1,000.00	1,111.90	1,019.55	5.69	5.44	1.08
Class Y	1,000.00	1,000.00	1,114.00	1,021.44	3.69	3.53	0.70
Class Z	1,000.00	1,000.00	1,113.40	1,020.79	4.37	4.18	0.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments
September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 24.2%
Diversified Consumer Services 2.1%
New Oriental Education & Technology Group, Inc., ADR	963,770	85,062,340
Hotels, Restaurants & Leisure 4.7%
Domino’s Pizza, Inc.	300,006	59,566,191
Starbucks Corp.	2,447,790	131,470,801
Total		191,036,992
Internet & Direct Marketing Retail 8.9%
Amazon.com, Inc.(a)	184,956	177,807,451
Priceline Group, Inc. (The)(a)	101,926	186,608,159
Total		364,415,610
Specialty Retail 5.1%
Tractor Supply Co.	1,441,300	91,219,877
Ulta Beauty, Inc.(a)	506,687	114,541,663
Total		205,761,540
Textiles, Apparel & Luxury Goods 3.4%
Nike, Inc., Class B	2,700,670	140,029,740
Total Consumer Discretionary		986,306,222
Consumer Staples 5.4%
Beverages 2.4%
Monster Beverage Corp.(a)	1,738,625	96,059,032
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	750,356	123,275,987
Total Consumer Staples		219,335,019
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Pioneer Natural Resources Co.	684,510	100,992,605
Total Energy		100,992,605
Financials 6.3%
Capital Markets 6.3%
Charles Schwab Corp. (The)	3,150,013	137,781,569
Intercontinental Exchange, Inc.	1,715,376	117,846,331
Total		255,627,900
Total Financials		255,627,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 23.6%
Biotechnology 12.6%
Alexion Pharmaceuticals, Inc.(a)	1,145,592	160,715,102
Celgene Corp.(a)	911,879	132,970,196
Shire PLC, ADR	672,360	102,965,210
Vertex Pharmaceuticals, Inc.(a)	764,345	116,211,014
Total		512,861,522
Health Care Equipment & Supplies 2.6%
Edwards Lifesciences Corp.(a)	988,283	108,029,215
Health Care Providers & Services 2.3%
UnitedHealth Group, Inc.	475,439	93,114,728
Life Sciences Tools & Services 3.0%
Illumina, Inc.(a)	611,958	121,902,034
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	1,984,821	126,512,490
Total Health Care		962,419,989
Industrials 2.2%
Electrical Equipment 2.2%
Acuity Brands, Inc.	530,740	90,905,147
Total Industrials		90,905,147
Information Technology 33.7%
Electronic Equipment, Instruments & Components 1.6%
Cognex Corp.	602,199	66,410,506
Internet Software & Services 10.6%
Alibaba Group Holding Ltd., ADR(a)	990,415	171,054,575
Facebook, Inc., Class A(a)	1,000,119	170,890,333
MercadoLibre, Inc.	350,403	90,729,849
Total		432,674,757
IT Services 4.2%
Visa, Inc., Class A	1,627,116	171,237,688
Semiconductors & Semiconductor Equipment 2.9%
NVIDIA Corp.	653,314	116,792,944
Software 14.4%
Activision Blizzard, Inc.	2,048,726	132,163,314
Adobe Systems, Inc.(a)	847,828	126,478,981
Salesforce.com, Inc.(a)	1,340,584	125,237,357

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	812,408	95,482,312
Splunk, Inc.(a)	1,631,239	108,363,207
Total		587,725,171
Total Information Technology		1,374,841,066
Total Common Stocks (Cost $2,429,230,816)		3,990,427,948

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	15,626,948	15,626,948
Total Money Market Funds (Cost $15,626,948)		15,626,948
Total Investments (Cost: $2,444,857,764)		4,006,054,896
Other Assets & Liabilities, Net		71,293,977
Net Assets		4,077,348,873
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	116,271,746	833,960,204	(934,605,002)	15,626,948	16,197	(11,628)	230,280	15,626,948
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	986,306,222	—	—	—	986,306,222
Consumer Staples	219,335,019	—	—	—	219,335,019
Energy	100,992,605	—	—	—	100,992,605
Financials	255,627,900	—	—	—	255,627,900
Health Care	962,419,989	—	—	—	962,419,989
Industrials	90,905,147	—	—	—	90,905,147
Information Technology	1,374,841,066	—	—	—	1,374,841,066
Total Common Stocks	3,990,427,948	—	—	—	3,990,427,948
Money Market Funds	—	—	—	15,626,948	15,626,948
Total Investments	3,990,427,948	—	—	15,626,948	4,006,054,896
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
September 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$2,429,230,816
Investments in affiliated issuers, at cost	15,626,948
Investments in unaffiliated issuers, at value	3,990,427,948
Investments in affiliated issuers, at value	15,626,948
Receivable for:
Investments sold	80,637,650
Capital shares sold	2,105,789
Dividends	1,135,781
Prepaid expenses	26,936
Trustees’ deferred compensation plan	215,173
Other assets	27,830
Total assets	4,090,204,055
Liabilities
Payable for:
Investments purchased	4,426,970
Capital shares purchased	7,646,074
Management services fees	72,522
Distribution and/or service fees	7,071
Transfer agent fees	359,140
Compensation of board members	980
Compensation of chief compliance officer	524
Other expenses	126,728
Trustees’ deferred compensation plan	215,173
Total liabilities	12,855,182
Net assets applicable to outstanding capital stock	$4,077,348,873
Represented by
Paid in capital	2,363,772,261
Excess of distributions over net investment income	(7,998,334)
Accumulated net realized gain	160,377,814
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,561,197,132
Total - representing net assets applicable to outstanding capital stock	$4,077,348,873
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
September 30, 2017 (Unaudited)
Class A
Net assets	$419,724,332
Shares outstanding	26,370,431
Net asset value per share	$15.92
Maximum offering price per share(a)	$16.89
Class C
Net assets	$146,647,464
Shares outstanding	10,227,867
Net asset value per share	$14.34
Class R
Net assets	$12,755,750
Shares outstanding	853,036
Net asset value per share	$14.95
Class R4
Net assets	$35,373,821
Shares outstanding	2,099,154
Net asset value per share	$16.85
Class R5
Net assets	$742,422,257
Shares outstanding	43,836,932
Net asset value per share	$16.94
Class T
Net assets	$216,002
Shares outstanding	13,573
Net asset value per share	$15.91
Maximum offering price per share(b)	$16.32
Class Y
Net assets	$1,235,117,312
Shares outstanding	72,209,765
Net asset value per share	$17.10
Class Z
Net assets	$1,485,091,935
Shares outstanding	90,561,376
Net asset value per share	$16.40

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended September 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$14,910,421
Dividends — affiliated issuers	230,280
Foreign taxes withheld	(53,627)
Total income	15,087,074
Expenses:
Management services fees	13,837,585
Distribution and/or service fees
Class A	559,190
Class C	787,177
Class R	35,038
Class T	271
Transfer agent fees
Class A	346,177
Class C	121,818
Class R	10,837
Class R4	23,019
Class R5	224,124
Class T	167
Class Y	18,776
Class Z	1,939,278
Compensation of board members	45,538
Custodian fees	14,962
Printing and postage fees	129,244
Registration fees	109,819
Audit fees	14,952
Legal fees	64,843
Line of credit interest expense	15,336
Compensation of chief compliance officer	942
Other	96,165
Total expenses	18,395,258
Fees waived by transfer agent
Class R5	(24,151)
Class Y	(11,860)
Expense reduction	(1,500)
Total net expenses	18,357,747
Net investment loss	(3,270,673)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	172,381,882
Investments — affiliated issuers	16,197
Net realized gain	172,398,079
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	288,728,822
Investments — affiliated issuers	(11,628)
Net change in unrealized appreciation (depreciation)	288,717,194
Net realized and unrealized gain	461,115,273
Net increase in net assets resulting from operations	$457,844,600
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment loss	$(3,270,673)	$(26,734,586)
Net realized gain	172,398,079	764,969,492
Net change in unrealized appreciation (depreciation)	288,717,194	142,463,021
Net increase in net assets resulting from operations	457,844,600	880,697,927
Distributions to shareholders
Net realized gains
Class A	(30,367,855)	(110,137,846)
Class C	(11,966,069)	(22,791,768)
Class I(a)	—	(19,020,097)
Class R	(1,026,869)	(1,905,044)
Class R4	(1,870,525)	(3,068,527)
Class R5	(48,095,695)	(68,631,157)
Class T	(15,008)	(1,148,908)
Class Y	(12,938,916)	(2,914,698)
Class Z	(183,655,106)	(301,763,432)
Total distributions to shareholders	(289,936,043)	(531,381,477)
Decrease in net assets from capital stock activity	(712,886,937)	(1,327,287,342)
Total decrease in net assets	(544,978,380)	(977,970,892)
Net assets at beginning of period	4,622,327,253	5,600,298,145
Net assets at end of period	$4,077,348,873	$4,622,327,253
Excess of distributions over net investment income	$(7,998,334)	$(4,727,661)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2017 (Unaudited)		March 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,276,702	35,925,934	10,659,403	161,321,147
Distributions reinvested	1,888,038	28,641,534	7,797,605	106,884,716
Redemptions	(33,534,512)	(514,533,088)	(37,963,635)	(576,299,860)
Net decrease	(29,369,772)	(449,965,620)	(19,506,627)	(308,093,997)
Class C
Subscriptions	398,494	5,628,235	1,345,827	18,240,909
Distributions reinvested	741,228	10,147,415	1,446,769	18,136,049
Redemptions	(2,383,022)	(34,191,350)	(7,447,321)	(103,104,330)
Net decrease	(1,243,300)	(18,415,700)	(4,654,725)	(66,727,372)
Class I(a)
Subscriptions	—	—	1,391,704	22,037,340
Distributions reinvested	—	—	1,335,435	19,019,862
Redemptions	—	—	(15,560,082)	(244,778,684)
Net decrease	—	—	(12,832,943)	(203,721,482)
Class R
Subscriptions	85,615	1,280,124	204,346	2,947,496
Distributions reinvested	72,010	1,026,869	146,876	1,903,934
Redemptions	(266,651)	(3,971,749)	(637,797)	(9,075,908)
Net decrease	(109,026)	(1,664,756)	(286,575)	(4,224,478)
Class R4
Subscriptions	690,132	11,614,474	699,811	11,101,409
Distributions reinvested	116,535	1,870,381	212,601	3,068,293
Redemptions	(394,482)	(6,575,620)	(1,273,962)	(20,045,845)
Net increase (decrease)	412,185	6,909,235	(361,550)	(5,876,143)
Class R5
Subscriptions	1,248,415	21,043,822	9,663,624	153,187,188
Distributions reinvested	2,982,749	48,081,918	4,743,907	68,612,410
Redemptions	(4,186,269)	(71,143,541)	(11,028,264)	(176,400,837)
Net increase (decrease)	44,895	(2,017,801)	3,379,267	45,398,761
Class T
Subscriptions	—	—	39,122	599,398
Distributions reinvested	980	14,858	83,753	1,148,664
Redemptions	(1,349)	(20,995)	(905,125)	(13,343,483)
Net decrease	(369)	(6,137)	(782,250)	(11,595,421)
Class Y(a)
Subscriptions	63,141,715	1,070,303,261	10,571,168	170,723,003
Distributions reinvested	794,762	12,938,729	199,319	2,914,464
Redemptions	(3,336,073)	(57,324,936)	(1,090,686)	(17,446,101)
Net increase	60,600,404	1,025,917,054	9,679,801	156,191,366
Class Z
Subscriptions	14,742,908	237,053,745	44,701,989	682,949,637
Distributions reinvested	7,488,511	116,970,533	11,436,740	160,939,865
Redemptions	(100,369,754)	(1,627,667,490)	(114,752,639)	(1,772,528,078)
Net decrease	(78,138,335)	(1,273,643,212)	(58,613,910)	(928,638,576)
Total net decrease	(47,803,318)	(712,886,937)	(83,979,512)	(1,327,287,342)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

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Columbia Select Large Cap Growth Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class A
9/30/2017 (c)	$15.36	(0.03)	1.70	1.67	(1.11)
3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)
3/31/2016	$18.49	(0.12)	(1.45)	(1.57)	(2.34)
3/31/2015	$18.92	(0.13)	2.54	2.41	(2.84)
3/31/2014	$15.23	(0.14)	4.55	4.41	(0.72)
3/31/2013	$14.28	(0.05)	1.00	0.95	—
Class C
9/30/2017 (c)	$13.99	(0.08)	1.54	1.46	(1.11)
3/31/2017	$13.53	(0.21)	2.48	2.27	(1.81)
3/31/2016	$17.32	(0.23)	(1.35)	(1.58)	(2.21)
3/31/2015	$17.98	(0.26)	2.41	2.15	(2.81)
3/31/2014	$14.61	(0.27)	4.36	4.09	(0.72)
3/31/2013	$13.80	(0.15)	0.96	0.81	—
Class R
9/30/2017 (c)	$14.51	(0.05)	1.60	1.55	(1.11)
3/31/2017	$13.90	(0.14)	2.56	2.42	(1.81)
3/31/2016	$17.74	(0.16)	(1.38)	(1.54)	(2.30)
3/31/2015	$18.27	(0.17)	2.45	2.28	(2.81)
3/31/2014	$14.77	(0.18)	4.40	4.22	(0.72)
3/31/2013	$13.87	(0.08)	0.98	0.90	—
Class R4
9/30/2017 (c)	$16.18	(0.01)	1.79	1.78	(1.11)
3/31/2017	$15.23	(0.07)	2.83	2.76	(1.81)
3/31/2016	$19.22	(0.08)	(1.52)	(1.60)	(2.39)
3/31/2015	$19.55	(0.10)	2.66	2.56	(2.89)
3/31/2014	$15.69	(0.11)	4.69	4.58	(0.72)
3/31/2013 (g)	$13.14	0.03	2.52	2.55	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.11)	$15.92	11.25%	1.07% (d),(e)	1.07% (d),(e),(f)	(0.38%) (d)	22%	$419,724
(1.81)	$15.36	19.42%	1.08%	1.08% (f)	(0.71%)	35%	$856,339
(2.34)	$14.58	(10.08%)	1.08%	1.08% (f)	(0.72%)	56%	$1,097,096
(2.84)	$18.49	14.42%	1.09% (e)	1.09% (e),(f)	(0.73%)	47%	$1,466,541
(0.72)	$18.92	29.19%	1.10% (e)	1.10% (e),(f)	(0.81%)	53%	$1,525,489
—	$15.23	6.65%	1.11% (e)	1.11% (e),(f)	(0.40%)	36%	$1,173,231

(1.11)	$14.34	10.84%	1.83% (d),(e)	1.83% (d),(e),(f)	(1.12%) (d)	22%	$146,647
(1.81)	$13.99	18.52%	1.83%	1.83% (f)	(1.46%)	35%	$160,526
(2.21)	$13.53	(10.79%)	1.83%	1.83% (f)	(1.46%)	56%	$218,181
(2.81)	$17.32	13.62%	1.84% (e)	1.84% (e),(f)	(1.49%)	47%	$226,538
(0.72)	$17.98	28.23%	1.85% (e)	1.85% (e),(f)	(1.56%)	53%	$186,302
—	$14.61	5.87%	1.87% (e)	1.87% (e),(f)	(1.12%)	36%	$96,328

(1.11)	$14.95	11.08%	1.33% (d),(e)	1.33% (d),(e),(f)	(0.62%) (d)	22%	$12,756
(1.81)	$14.51	19.13%	1.33%	1.33% (f)	(0.96%)	35%	$13,963
(2.30)	$13.90	(10.34%)	1.33%	1.33% (f)	(0.97%)	56%	$17,358
(2.81)	$17.74	14.16%	1.34% (e)	1.34% (e),(f)	(0.99%)	47%	$23,092
(0.72)	$18.27	28.81%	1.35% (e)	1.35% (e),(f)	(1.06%)	53%	$20,300
—	$14.77	6.49%	1.37% (e)	1.37% (e),(f)	(0.63%)	36%	$13,498

(1.11)	$16.85	11.37%	0.83% (d),(e)	0.83% (d),(e),(f)	(0.14%) (d)	22%	$35,374
(1.81)	$16.18	19.72%	0.83%	0.83% (f)	(0.46%)	35%	$27,302
(2.39)	$15.23	(9.89%)	0.83%	0.83% (f)	(0.45%)	56%	$31,199
(2.89)	$19.22	14.76%	0.84% (e)	0.84% (e),(f)	(0.52%)	47%	$17,988
(0.72)	$19.55	29.42%	0.85% (e)	0.85% (e),(f)	(0.59%)	53%	$12,381
—	$15.69	19.41%	0.82% (d)	0.82% (d)	0.60% (d)	36%	$6
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class R5
9/30/2017 (c)	$16.25	(0.00) (h)	1.80	1.80	(1.11)
3/31/2017	$15.27	(0.05)	2.84	2.79	(1.81)
3/31/2016	$19.26	(0.06)	(1.51)	(1.57)	(2.42)
3/31/2015	$19.59	(0.06)	2.64	2.58	(2.91)
3/31/2014	$15.69	(0.07)	4.69	4.62	(0.72)
3/31/2013 (i)	$13.14	0.01	2.54	2.55	—
Class T
9/30/2017 (c)	$15.36	(0.03)	1.69	1.66	(1.11)
3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)
3/31/2016	$18.49	(0.13)	(1.44)	(1.57)	(2.34)
3/31/2015	$18.92	(0.13)	2.54	2.41	(2.84)
3/31/2014	$15.23	(0.14)	4.55	4.41	(0.72)
3/31/2013	$14.28	(0.06)	1.01	0.95	—
Class Y
9/30/2017 (c)	$16.40	(0.01)	1.82	1.81	(1.11)
3/31/2017	$15.39	(0.04)	2.86	2.82	(1.81)
3/31/2016	$19.39	(0.05)	(1.53)	(1.58)	(2.42)
3/31/2015	$19.71	(0.06)	2.66	2.60	(2.92)
3/31/2014	$15.77	(0.07)	4.73	4.66	(0.72)
3/31/2013 (j)	$13.20	0.05	2.52	2.57	—
Class Z
9/30/2017 (c)	$15.78	(0.01)	1.74	1.73	(1.11)
3/31/2017	$14.89	(0.07)	2.77	2.70	(1.81)
3/31/2016	$18.84	(0.08)	(1.48)	(1.56)	(2.39)
3/31/2015	$19.22	(0.09)	2.60	2.51	(2.89)
3/31/2014	$15.43	(0.10)	4.61	4.51	(0.72)
3/31/2013	$14.43	(0.02)	1.02	1.00	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended September 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Rounds to zero.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.11)	$16.94	11.45%	0.73% (d),(e)	0.73% (d),(e)	(0.03%) (d)	22%	$742,422
(1.81)	$16.25	19.87%	0.71%	0.71%	(0.34%)	35%	$711,730
(2.42)	$15.27	(9.75%)	0.70%	0.70%	(0.33%)	56%	$617,120
(2.91)	$19.26	14.89%	0.70% (e)	0.70% (e)	(0.34%)	47%	$754,744
(0.72)	$19.59	29.68%	0.70% (e)	0.70% (e)	(0.41%)	53%	$635,330
—	$15.69	19.41%	0.69% (d)	0.69% (d)	0.13% (d)	36%	$66,054

(1.11)	$15.91	11.19%	1.08% (d),(e)	1.08% (d),(e),(f)	(0.37%) (d)	22%	$216
(1.81)	$15.36	19.42%	1.08%	1.08% (f)	(0.74%)	35%	$214
(2.34)	$14.58	(10.07%)	1.08%	1.08% (f)	(0.74%)	56%	$11,608
(2.84)	$18.49	14.41%	1.09% (e)	1.09% (e),(f)	(0.74%)	47%	$42,248
(0.72)	$18.92	29.19%	1.11% (e)	1.11% (e),(f)	(0.81%)	53%	$38,342
—	$15.23	6.65%	1.12% (e)	1.12% (e),(f)	(0.46%)	36%	$18,755

(1.11)	$17.10	11.40%	0.71% (d),(e)	0.70% (d),(e)	(0.11%) (d)	22%	$1,235,117
(1.81)	$16.40	19.91%	0.67%	0.67%	(0.22%)	35%	$190,421
(2.42)	$15.39	(9.69%)	0.65%	0.65%	(0.27%)	56%	$29,698
(2.92)	$19.39	14.91%	0.65% (e)	0.65% (e)	(0.30%)	47%	$27,581
(0.72)	$19.71	29.78%	0.65% (e)	0.65% (e)	(0.36%)	53%	$21,274
—	$15.77	19.47%	0.65% (d)	0.65% (d)	0.81% (d)	36%	$3

(1.11)	$16.40	11.34%	0.83% (d),(e)	0.83% (d),(e),(f)	(0.09%) (d)	22%	$1,485,092
(1.81)	$15.78	19.77%	0.83%	0.83% (f)	(0.46%)	35%	$2,661,832
(2.39)	$14.89	(9.88%)	0.83%	0.83% (f)	(0.46%)	56%	$3,384,999
(2.89)	$18.84	14.74%	0.84% (e)	0.84% (e),(f)	(0.49%)	47%	$4,275,296
(0.72)	$19.22	29.46%	0.85% (e)	0.85% (e),(f)	(0.56%)	53%	$4,178,590
—	$15.43	6.93%	0.87% (e)	0.87% (e),(f)	(0.16%)	36%	$3,534,748
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements
September 30, 2017 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2017 was 0.65% of the Fund’s average daily net assets.
20	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transactions with affiliates
For the six months ended September 30, 2017, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $355,029,799, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended September 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Class C	0.15
Class R	0.15
Class R4	0.15
Class R5	0.05
Class T	0.15
Class Y	0.00
Class Z	0.16
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,500.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2017, if any, are listed below:
Amount ($)
Class A	148,882
Class C	2,840
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2017 through July 31, 2018	Prior to August 1, 2017
Class A	1.15%	1.20%
Class C	1.90	1.95
Class R	1.40	1.45
Class R4	0.90	0.95
Class R5	0.82	0.87
Class T	1.15	1.20
Class Y	0.78	0.82
Class Z	0.90	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
22	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective August 1, 2017 through July 31, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Class Y and 0.04% for Class R5 of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,444,858,000	1,587,319,000	(26,122,000)	1,561,197,000
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2017 as arising on April 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
4,543,402	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $935,020,498 and $1,901,052,072, respectively, for the six months ended September 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended September 30, 2017, the average daily loan balance outstanding on days when borrowing existed was $69,025,000 at a weighted average interest rate of 2.17%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At September 30, 2017, unaffiliated shareholders of record owned 46.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
24	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Select Large Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
26	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the ninety-eighth, ninety-seventh and seventy-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
28	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Select Large Cap Growth Fund | Semiannual Report 2017

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Columbia Select Large Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR215_03_G01_(11/17)

SemiAnnual Report
September 30, 2017
Columbia Pacific/Asia Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Pacific/Asia Fund   |  Semiannual Report 2017

Columbia Pacific/Asia Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Pacific/Asia Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daisuke Nomoto, CMA (SAAJ)
Lead portfolio manager
Managed Fund since 2008
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Co-portfolio manager
Managed Fund since 2008
Christine Seng
Co-portfolio manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	03/31/08	17.16	21.43	9.86	3.61
	Including sales charges		10.40	14.47	8.57	2.99
Class C*	Excluding sales charges	03/31/08	16.63	20.45	9.08	2.86
	Including sales charges		15.63	19.45	9.08	2.86
Class R4*		03/19/13	17.26	21.73	10.14	3.90
Class T*	Excluding sales charges	06/18/12	17.16	21.44	9.90	3.67
	Including sales charges		14.25	18.37	9.33	3.40
Class Y*		03/01/17	17.35	21.87	10.18	3.92
Class Z		12/31/92	17.29	21.66	10.14	3.90
MSCI AC Asia Pacific Index (Net)			11.28	18.07	8.23	2.34
MSCI EAFE Index (Net)			11.86	19.10	8.38	1.34
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class Y and Class Z shares were renamed Advisor Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance in 13 developed and emerging markets in the Asia Pacific region.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Pacific/Asia Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2017)
Samsung Electronics Co., Ltd. (South Korea)	4.3
Tencent Holdings Ltd. (China)	3.9
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.8
Alibaba Group Holding Ltd., ADR (China)	3.7
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.3
Keyence Corp. (Japan)	2.3
China Construction Bank Corp., Class H (China)	2.2
Rio Tinto PLC, ADR (United Kingdom)	2.2
SoftBank Group Corp. (Japan)	2.2
DBS Group Holdings Ltd. (Singapore)	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at September 30, 2017)
Consumer Discretionary	9.1
Consumer Staples	2.0
Financials	23.2
Health Care	4.7
Industrials	15.9
Information Technology	27.5
Materials	6.3
Real Estate	3.2
Telecommunication Services	6.0
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at September 30, 2017)
Australia	5.8
China	20.2
Hong Kong	4.2
India	7.2
Indonesia	2.4
Japan	40.4
Philippines	0.3
Singapore	2.7
South Korea	4.6
Taiwan	6.1
Thailand	0.7
United Kingdom	2.1
United States(a)	3.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Pacific/Asia Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2017 — September 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,171.60	1,017.30	8.28	7.70	1.53
Class C	1,000.00	1,000.00	1,166.30	1,013.56	12.31	11.45	2.28
Class R4	1,000.00	1,000.00	1,172.60	1,018.55	6.93	6.44	1.28
Class T	1,000.00	1,000.00	1,171.60	1,017.30	8.28	7.70	1.53
Class Y	1,000.00	1,000.00	1,173.50	1,019.35	6.07	5.64	1.12
Class Z	1,000.00	1,000.00	1,172.90	1,018.60	6.88	6.39	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Pacific/Asia Fund | Semiannual Report 2017

Portfolio of Investments
September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 5.9%
Commonwealth Bank of Australia	50,673	3,000,513
CSL Ltd.	28,189	2,967,546
Macquarie Group Ltd.	52,609	3,766,596
Westpac Banking Corp.	121,533	3,056,984
Total		12,791,639
China 20.3%
Alibaba Group Holding Ltd., ADR(a)	46,023	7,948,632
China Construction Bank Corp., Class H	5,549,000	4,635,923
China Mobile Ltd.	345,000	3,502,425
CSPC Pharmaceutical Group Ltd.	1,266,000	2,127,638
Guangdong Investment Ltd.	1,760,000	2,513,127
Kweichow Moutai Co., Ltd., Class A	35,072	2,734,382
NetEase, Inc., ADR	8,925	2,354,504
New Oriental Education & Technology Group, Inc., ADR	22,726	2,005,797
Nexteer Automotive Group Ltd.	1,734,000	2,989,324
Ping An Insurance Group Co. of China Ltd., Class H	641,500	4,955,211
Tencent Holdings Ltd.	188,500	8,241,351
Wuxi Biologics Cayman, Inc.(a)	81,500	414,840
Total		44,423,154
Hong Kong 4.3%
AIA Group Ltd.	346,400	2,564,504
BOC Hong Kong Holdings Ltd.	710,000	3,458,407
Link REIT (The)	403,500	3,281,251
Total		9,304,162
India 7.2%
Ceat Ltd.	68,436	1,799,524
Eicher Motors Ltd.	8,130	3,890,911
HDFC Bank Ltd., ADR	34,366	3,311,851
Indraprastha Gas Ltd.	86,627	1,954,270
InterGlobe Aviation Ltd.	142,767	2,400,560
UPL Ltd.	198,363	2,368,403
Total		15,725,519
Indonesia 2.5%
PT Bank Rakyat Indonesia Persero Tbk	3,360,000	3,814,672
PT Telekomunikasi Indonesia Persero Tbk, ADR	45,418	1,557,837
Total		5,372,509
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 40.6%
Ai Holdings Corp.	29,400	735,669
Amano Corp.	80,400	1,903,302
Benefit One, Inc.	89,400	1,763,187
Dai-ichi Life Holdings, Inc.	161,100	2,889,745
Daikin Industries Ltd.	22,300	2,258,377
Digital Arts, Inc.	16,900	730,297
Disco Corp.	16,400	3,342,407
Elecom Co., Ltd.	97,500	1,965,045
Fujitec Co., Ltd.	100,400	1,404,662
Fuso Chemical Co., Ltd.	24,102	771,054
Hoya Corp.	63,900	3,455,638
ITOCHU Corp.	166,400	2,726,428
ITOCHU Techno-Solutions Corp.	39,300	1,468,136
JCU Corp.	36,900	1,647,821
Keyence Corp.	9,000	4,786,811
Koito Manufacturing Co., Ltd.	50,500	3,171,157
Komatsu Ltd.	64,900	1,837,775
Maeda Kosen Co., Ltd.	86,000	1,417,043
MISUMI Group, Inc.	65,100	1,715,845
Mitsubishi Corp.	32,900	765,446
Mitsubishi UFJ Financial Group, Inc.	526,000	3,419,966
Mitsui Chemicals, Inc.	62,200	1,891,966
Nidec Corp.	32,100	3,946,082
Nihon M&A Center, Inc.	31,200	1,526,841
Nippon Telegraph & Telephone Corp.	67,000	3,069,989
Nitto Denko Corp.	25,700	2,143,671
Nittoku Engineering Co., Ltd.	57,701	2,447,476
Open House Co., Ltd.	56,800	1,984,712
ORIX Corp.	242,690	3,918,041
Persol Holdings Co., Ltd.	57,900	1,349,085
Pigeon Corp.	46,000	1,572,544
Rohm Co., Ltd.	13,600	1,166,999
Seria Co., Ltd.	44,900	2,496,383
Shoei Co., Ltd.	35,300	1,090,676
SoftBank Group Corp.	56,500	4,581,941
Sony Corp.	57,800	2,156,441
Start Today Co., Ltd.	24,600	779,577
Subaru Corp.	80,500	2,903,405

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	194,800	2,368,824
Tanseisha Co., Ltd.	164,150	2,023,768
Ulvac, Inc.	19,500	1,228,930
Total		88,823,162
Philippines 0.3%
Security Bank Corp.	132,090	633,097
Singapore 2.7%
DBS Group Holdings Ltd.	280,100	4,311,879
Mapletree Commercial Trust	1,380,770	1,547,252
Total		5,859,131
South Korea 4.6%
Samsung Biologics Co., Ltd.(a),(b)	3,227	954,865
Samsung Electronics Co., Ltd.	4,034	9,077,403
Total		10,032,268
Taiwan 6.1%
Elite Material Co., Ltd.	401,000	1,909,665
Largan Precision Co., Ltd.	19,000	3,351,888
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	215,571	8,094,691
Total		13,356,244
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.7%
Kasikornbank PCL, Foreign Registered Shares	238,300	1,531,283
United Kingdom 2.1%
Rio Tinto PLC, ADR	97,773	4,613,908
Total Common Stocks (Cost $141,480,830)		212,466,076

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	7,272,917	7,272,917
Total Money Market Funds (Cost $7,272,917)		7,272,917
Total Investments (Cost $148,753,747)		219,738,993
Other Assets & Liabilities, Net		(1,217,216)
Net Assets		$218,521,777

Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,101,000 CNY	1,519,520 USD	Citi	10/17/2017	806	—
21,799,000 CNY	3,264,301 USD	Citi	10/17/2017	—	(13,239)
14,603,464,000 IDR	1,087,376 USD	Citi	10/17/2017	4,471	—
138,389,000 INR	2,153,556 USD	Citi	10/17/2017	39,445	—
244,979,000 JPY	2,172,851 USD	Citi	10/17/2017	—	(5,797)
7,628,395 USD	9,656,000 AUD	Citi	10/17/2017	—	(55,626)
Total				44,722	(74,662)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $954,865, which represents 0.44% of net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Pacific/Asia Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	3,261,120	43,195,598	(39,183,801)	7,272,917	239	(166)	20,717	7,272,917
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CNY	China Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	12,791,639	—	—	12,791,639
China	12,308,933	32,114,221	—	—	44,423,154
Hong Kong	—	9,304,162	—	—	9,304,162
India	3,311,851	12,413,668	—	—	15,725,519
Indonesia	1,557,837	3,814,672	—	—	5,372,509
Japan	—	88,823,162	—	—	88,823,162
Philippines	—	633,097	—	—	633,097
Singapore	—	5,859,131	—	—	5,859,131
South Korea	—	10,032,268	—	—	10,032,268
Taiwan	8,094,691	5,261,553	—	—	13,356,244
Thailand	—	1,531,283	—	—	1,531,283
United Kingdom	4,613,908	—	—	—	4,613,908
Total Common Stocks	29,887,220	182,578,856	—	—	212,466,076
Money Market Funds	—	—	—	7,272,917	7,272,917
Total Investments	29,887,220	182,578,856	—	7,272,917	219,738,993
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	44,722	—	—	44,722
Liability
Forward Foreign Currency Exchange Contracts	—	(74,662)	—	—	(74,662)
Total	29,887,220	182,548,916	—	7,272,917	219,709,053
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Pacific/Asia Fund | Semiannual Report 2017

Statement of Assets and Liabilities
September 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$141,480,830
Investments in affiliated issuers, at cost	7,272,917
Investments in unaffiliated issuers, at value	212,466,076
Investments in affiliated issuers, at value	7,272,917
Foreign currency (identified cost $21,299)	21,301
Unrealized appreciation on forward foreign currency exchange contracts	44,722
Receivable for:
Investments sold	3,785
Capital shares sold	33,137
Dividends	657,605
Foreign tax reclaims	35,609
Prepaid expenses	1,339
Trustees’ deferred compensation plan	33,007
Other assets	7,194
Total assets	220,576,692
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	74,662
Payable for:
Investments purchased	1,882,669
Capital shares purchased	122
Management services fees	5,645
Distribution and/or service fees	52
Transfer agent fees	6,031
Compensation of board members	1,230
Compensation of chief compliance officer	26
Other expenses	51,471
Trustees’ deferred compensation plan	33,007
Total liabilities	2,054,915
Net assets applicable to outstanding capital stock	$218,521,777
Represented by
Paid in capital	136,320,920
Excess of distributions over net investment income	(9,194)
Accumulated net realized gain	11,253,202
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	70,985,246
Foreign currency translations	1,543
Forward foreign currency exchange contracts	(29,940)
Total - representing net assets applicable to outstanding capital stock	$218,521,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
September 30, 2017 (Unaudited)
Class A
Net assets	$3,264,941
Shares outstanding	289,192
Net asset value per share	$11.29
Maximum offering price per share(a)	$11.98
Class C
Net assets	$1,088,108
Shares outstanding	98,543
Net asset value per share	$11.04
Class R4
Net assets	$127,827
Shares outstanding	11,245
Net asset value per share	$11.37
Class T
Net assets	$3,111
Shares outstanding	276
Net asset value per share(b)	$11.29
Maximum offering price per share(c)	$11.58
Class Y
Net assets	$174,473,367
Shares outstanding	15,512,464
Net asset value per share	$11.25
Class Z
Net assets	$39,564,423
Shares outstanding	3,484,343
Net asset value per share	$11.35

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Pacific/Asia Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended September 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,965,714
Dividends — affiliated issuers	20,717
Foreign taxes withheld	(221,573)
Total income	2,764,858
Expenses:
Management services fees	1,026,780
Distribution and/or service fees
Class A	3,437
Class C	4,813
Class T	4
Transfer agent fees
Class A	2,458
Class C	861
Class R4	73
Class T	2
Class Y	7,529
Class Z	49,450
Compensation of board members	10,777
Custodian fees	56,254
Printing and postage fees	7,783
Registration fees	43,386
Audit fees	23,311
Legal fees	3,187
Compensation of chief compliance officer	50
Other	19,991
Total expenses	1,260,146
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(171)
Expense reduction	(300)
Total net expenses	1,259,675
Net investment income	1,505,183
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,410,711
Investments — affiliated issuers	239
Foreign currency translations	(21,563)
Forward foreign currency exchange contracts	(548,570)
Net realized gain	13,840,817
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,411,536
Investments — affiliated issuers	(166)
Foreign currency translations	(1,982)
Forward foreign currency exchange contracts	62,061
Net change in unrealized appreciation (depreciation)	19,471,449
Net realized and unrealized gain	33,312,266
Net increase in net assets resulting from operations	$34,817,449
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017 (a)
Operations
Net investment income	$1,505,183	$1,889,982
Net realized gain	13,840,817	17,836,353
Net change in unrealized appreciation (depreciation)	19,471,449	6,705,522
Net increase in net assets resulting from operations	34,817,449	26,431,857
Distributions to shareholders
Net investment income
Class A	—	(5,938)
Class C	—	(419)
Class I(b)	—	(906,768)
Class R4	—	(20)
Class T	—	(6)
Class Z	—	(331,750)
Net realized gains
Class A	(45,191)	(134,707)
Class C	(16,495)	(46,349)
Class I(b)	—	(7,897,515)
Class R4	(1,598)	(322)
Class T	(49)	(149)
Class Y	(2,605,916)	—
Class Z	(930,731)	(4,046,260)
Total distributions to shareholders	(3,599,980)	(13,370,203)
Decrease in net assets from capital stock activity	(26,490,481)	(32,702,435)
Total increase (decrease) in net assets	4,726,988	(19,640,781)
Net assets at beginning of period	213,794,789	233,435,570
Net assets at end of period	$218,521,777	$213,794,789
Excess of distributions over net investment income	$(9,194)	$(1,514,377)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Pacific/Asia Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2017 (Unaudited)		March 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	71,772	761,520	51,603	490,688
Distributions reinvested	4,329	45,191	15,817	140,645
Redemptions	(21,820)	(227,283)	(177,059)	(1,678,515)
Net increase (decrease)	54,281	579,428	(109,639)	(1,047,182)
Class C
Subscriptions	17,599	185,951	2,913	27,340
Distributions reinvested	1,612	16,495	5,354	46,768
Redemptions	(9,406)	(98,279)	(37,532)	(352,300)
Net increase (decrease)	9,805	104,167	(29,265)	(278,192)
Class I(b)
Subscriptions	—	—	286,457	2,697,249
Distributions reinvested	—	—	987,243	8,804,120
Redemptions	—	—	(16,932,830)	(165,764,056)
Net decrease	—	—	(15,659,130)	(154,262,687)
Class R4
Subscriptions	13,602	144,727	1,962	18,889
Distributions reinvested	147	1,547	20	177
Redemptions	(4,887)	(53,552)	—	—
Net increase	8,862	92,722	1,982	19,066
Class Y(b)
Subscriptions	2,268,625	24,283,365	15,124,542	146,859,244
Distributions reinvested	251,047	2,605,869	—	—
Redemptions	(2,064,958)	(21,792,489)	(66,792)	(653,892)
Net increase	454,714	5,096,745	15,057,750	146,205,352
Class Z
Subscriptions	265,693	2,805,425	1,046,837	10,012,180
Distributions reinvested	60,047	629,891	260,972	2,328,729
Redemptions	(3,329,438)	(35,798,859)	(3,823,618)	(35,679,701)
Net decrease	(3,003,698)	(32,363,543)	(2,515,809)	(23,338,792)
Total net decrease	(2,476,036)	(26,490,481)	(3,254,111)	(32,702,435)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
9/30/2017 (c)	$9.80	0.06	1.61	1.67	—	(0.18)
3/31/2017	$9.26	0.05	1.05	1.10	(0.02)	(0.54)
3/31/2016	$9.91	0.06	(0.64)	(0.58)	(0.04)	(0.03)
3/31/2015	$8.92	0.10	0.98	1.08	(0.09)	—
3/31/2014	$8.93	0.11	0.08	0.19	(0.20)	—
3/31/2013	$8.09	0.13	0.88	1.01	(0.17)	—
Class C
9/30/2017 (c)	$9.63	0.02	1.57	1.59	—	(0.18)
3/31/2017	$9.15	(0.02)	1.04	1.02	(0.00) (g)	(0.54)
3/31/2016	$9.83	(0.01)	(0.64)	(0.65)	(0.00) (g)	(0.03)
3/31/2015	$8.86	0.03	0.97	1.00	(0.03)	—
3/31/2014	$8.87	0.03	0.09	0.12	(0.13)	—
3/31/2013	$8.04	0.07	0.87	0.94	(0.11)	—
Class R4
9/30/2017 (c)	$9.86	0.09	1.60	1.69	—	(0.18)
3/31/2017	$9.31	0.14	0.99	1.13	(0.04)	(0.54)
3/31/2016	$9.96	0.07	(0.62)	(0.55)	(0.07)	(0.03)
3/31/2015	$8.96	0.12	0.98	1.10	(0.10)	—
3/31/2014	$8.98	0.12	0.09	0.21	(0.23)	—
3/31/2013 (h)	$8.81	0.03	0.14	0.17	—	—
Class T
9/30/2017 (c)	$9.80	0.06	1.61	1.67	—	(0.18)
3/31/2017	$9.25	0.05	1.06	1.11	(0.02)	(0.54)
3/31/2016	$9.91	0.05	(0.64)	(0.59)	(0.04)	(0.03)
3/31/2015	$8.91	0.09	0.99	1.08	(0.08)	—
3/31/2014	$8.92	0.10	0.09	0.19	(0.20)	—
3/31/2013 (i)	$7.55	0.08	1.46	1.54	(0.17)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Pacific/Asia Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$11.29	17.16%	1.54% (d)	1.53% (d),(e)	1.15% (d)	18%	$3,265
(0.56)	$9.80	12.50%	1.49% (f)	1.49% (e),(f)	0.48%	80%	$2,303
(0.07)	$9.26	(5.88%)	1.52%	1.52% (e)	0.62%	73%	$3,190
(0.09)	$9.91	12.17%	1.48%	1.48% (e)	1.03%	60%	$2,496
(0.20)	$8.92	2.25%	1.48%	1.48% (e)	1.20%	88%	$1,847
(0.17)	$8.93	12.74%	1.53%	1.52% (e)	1.56%	78%	$2,924

(0.18)	$11.04	16.63%	2.29% (d)	2.28% (d),(e)	0.36% (d)	18%	$1,088
(0.54)	$9.63	11.79%	2.24% (f)	2.24% (e),(f)	(0.25%)	80%	$854
(0.03)	$9.15	(6.64%)	2.27%	2.27% (e)	(0.13%)	73%	$1,080
(0.03)	$9.83	11.36%	2.23%	2.23% (e)	0.33%	60%	$368
(0.13)	$8.86	1.48%	2.23%	2.23% (e)	0.31%	88%	$554
(0.11)	$8.87	11.88%	2.28%	2.27% (e)	0.93%	78%	$512

(0.18)	$11.37	17.26%	1.31% (d)	1.28% (d),(e)	1.61% (d)	18%	$128
(0.58)	$9.86	12.82%	1.27% (f)	1.27% (e),(f)	1.53%	80%	$23
(0.10)	$9.31	(5.61%)	1.25%	1.25% (e)	0.72%	73%	$4
(0.10)	$9.96	12.42%	1.26%	1.26% (e)	1.28%	60%	$25
(0.23)	$8.96	2.41%	1.25%	1.25% (e)	1.29%	88%	$3
—	$8.98	1.93%	1.63% (d)	1.14% (d)	1.61% (d)	78%	$3

(0.18)	$11.29	17.16%	1.53% (d)	1.53% (d),(e)	1.05% (d)	18%	$3
(0.56)	$9.80	12.64%	1.49% (f)	1.49% (e),(f)	0.50%	80%	$3
(0.07)	$9.25	(5.96%)	1.48%	1.48% (e)	0.58%	73%	$3
(0.08)	$9.91	12.27%	1.50%	1.50% (e)	1.00%	60%	$3
(0.20)	$8.91	2.25%	1.47%	1.47% (e)	1.07%	88%	$3
(0.17)	$8.92	20.67%	1.54% (d)	1.54% (d),(e)	1.31% (d)	78%	$3
Columbia Pacific/Asia Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
9/30/2017 (c)	$9.75	0.08	1.60	1.68	—	(0.18)
3/31/2017 (j)	$9.51	0.12	0.12	0.24	—	—
Class Z
9/30/2017 (c)	$9.84	0.06	1.63	1.69	—	(0.18)
3/31/2017	$9.30	0.07	1.05	1.12	(0.04)	(0.54)
3/31/2016	$9.95	0.08	(0.63)	(0.55)	(0.07)	(0.03)
3/31/2015	$8.95	0.12	0.99	1.11	(0.11)	—
3/31/2014	$8.96	0.11	0.10	0.21	(0.22)	—
3/31/2013	$8.12	0.12	0.91	1.03	(0.19)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended September 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class R4	Class T	Class Z
03/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Rounds to zero.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class T shares commenced operations on June 18, 2012. Per share data and total return reflect activity from that date.
(j)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Pacific/Asia Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$11.25	17.35%	1.12% (d)	1.12% (d)	1.49% (d)	18%	$174,473
—	$9.75	2.52%	1.12% (d)	1.12% (d)	15.80% (d)	80%	$146,742

(0.18)	$11.35	17.29%	1.27% (d)	1.27% (d),(e)	1.15% (d)	18%	$39,564
(0.58)	$9.84	12.72%	1.24% (f)	1.24% (e),(f)	0.73%	80%	$63,870
(0.10)	$9.30	(5.61%)	1.27%	1.27% (e)	0.81%	73%	$83,696
(0.11)	$9.95	12.51%	1.23%	1.23% (e)	1.28%	60%	$78,236
(0.22)	$8.95	2.49%	1.23%	1.23% (e)	1.27%	88%	$75,079
(0.19)	$8.96	12.97%	1.28%	1.28% (e)	1.47%	78%	$51,013
Columbia Pacific/Asia Fund | Semiannual Report 2017	17

Notes to Financial Statements
September 30, 2017 (Unaudited)
Note 1. Organization
Columbia Pacific/Asia Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
18	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Pacific/Asia Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
20	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	44,722

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	74,662
Columbia Pacific/Asia Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(548,570)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	62,061
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2017:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	185,253	(140,986)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2017.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2017:
Citi ($)
Assets
Forward foreign currency exchange contracts	44,722
Liabilities
Forward foreign currency exchange contracts	74,662
Total financial and derivative net assets	(29,940)
Total collateral received (pledged) (a)	-
Net amount (b)	(29,940)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
22	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Columbia Pacific/Asia Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2017 was 0.95% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
24	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Class Y shares. Prior to August 1, 2017, the limitation was 0.025% for Class Y shares.
For the six months ended September 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class C	0.18
Class R4	0.18
Class T	0.18
Class Y	0.01
Class Z	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2017, these minimum account balance fees reduced total expenses of the Fund by $300.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended September 30, 2017, if any, are listed below:
Amount ($)
Class A	17,632
Columbia Pacific/Asia Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2017 through July 31, 2018	Prior to August 1, 2017
Class A	1.55%	1.72%
Class C	2.30	2.47
Class R4	1.30	1.47
Class T	1.55	1.72
Class Y	1.19	1.34
Class Z	1.30	1.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
148,754,000	71,792,000	(837,000)	70,955,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,786,666	—	—	—	1,786,666
26	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2017 as arising on April 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
133,392	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $37,219,032 and $68,716,469, respectively, for the six months ended September 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended September 30, 2017.
Note 8. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the
Columbia Pacific/Asia Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At September 30, 2017, affiliated shareholders of record owned 84.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Pacific/Asia Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Pacific/Asia Fund | Semiannual Report 2017	29

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Pacific/Asia Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
30	Columbia Pacific/Asia Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the sixty-seventh, thirty-fourth and fiftieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	31

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
32	Columbia Pacific/Asia Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Pacific/Asia Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Pacific/Asia Fund | Semiannual Report 2017

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Columbia Pacific/Asia Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR209_03_G01_(11/17)

SemiAnnual Report
September 30, 2017
Multi-Manager Growth Strategies Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Growth Strategies Fund   |  Semiannual Report 2017

Multi-Manager Growth Strategies Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Growth Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Columbia Management Investment Advisers, LLC
Thomas Galvin, CFA
Richard Carter
Todd Herget
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	11.89	16.05	14.75	13.23
Class Z*	01/03/17	12.04	16.45	14.82	13.30
Russell 1000 Growth Index		10.84	21.94	15.26	14.65
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at September 30, 2017)
Facebook, Inc., Class A	5.2
Amazon.com, Inc.	4.8
Alibaba Group Holding Ltd., ADR	4.1
Visa, Inc., Class A	3.6
Monster Beverage Corp.	2.7
Microsoft Corp.	2.3
Cisco Systems, Inc.	1.8
Oracle Corp.	1.8
Apple, Inc.	1.8
Alphabet, Inc., Class A	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at September 30, 2017)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2017)
Consumer Discretionary	16.0
Consumer Staples	8.4
Energy	2.1
Financials	5.7
Health Care	18.9
Industrials	6.6
Information Technology	40.6
Materials	1.1
Real Estate	0.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Multi-Manager Growth Strategies Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2017 — September 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,118.90	1,019.15	6.13	5.84	1.16
Class Z	1,000.00	1,000.00	1,120.40	1,020.69	4.49	4.28	0.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Portfolio of Investments
September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 15.7%
Auto Components —%
Delphi Automotive PLC	8,330	819,672
Automobiles —%
Thor Industries, Inc.	60	7,555
Distributors 0.1%
Pool Corp.	36,310	3,927,653
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B	636	372,124
New Oriental Education & Technology Group, Inc., ADR	270,910	23,910,517
Service Corp. International	2,259	77,935
Total		24,360,576
Hotels, Restaurants & Leisure 4.4%
Aramark	13,440	545,798
Choice Hotels International, Inc.	52,270	3,340,053
Domino’s Pizza, Inc.	102,421	20,335,690
Hilton Worldwide Holdings, Inc.	25,060	1,740,417
Las Vegas Sands Corp.	46,565	2,987,611
Marriott International, Inc., Class A	46,850	5,165,681
McDonald’s Corp.	69,840	10,942,531
Starbucks Corp.	590,754	31,729,397
Vail Resorts, Inc.	14,780	3,371,614
Wynn Resorts Ltd.	540	80,417
Yum China Holdings, Inc.(a)	364,000	14,549,080
Yum! Brands, Inc.	337,107	24,814,446
Total		119,602,735
Household Durables 0.2%
Mohawk Industries, Inc.(a)	8,890	2,200,364
Tupperware Brands Corp.	33,675	2,081,788
Total		4,282,152
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.(a)	132,965	127,825,903
Netflix, Inc.(a)	28,072	5,090,857
Priceline Group, Inc. (The)(a)	23,871	43,703,504
Total		176,620,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.4%
Cable One, Inc.	636	459,268
Comcast Corp., Class A	63,270	2,434,630
Madison Square Garden Co. (The), Class A(a)	15,220	3,258,602
Walt Disney Co. (The)	47,394	4,671,626
Total		10,824,126
Specialty Retail 2.0%
Foot Locker, Inc.	630	22,188
Home Depot, Inc. (The)	20,059	3,280,850
Tractor Supply Co.	359,200	22,733,768
Ulta Beauty, Inc.(a)	124,796	28,211,384
Total		54,248,190
Textiles, Apparel & Luxury Goods 1.2%
Nike, Inc., Class B	633,006	32,821,361
Total Consumer Discretionary		427,514,284
Consumer Staples 8.3%
Beverages 4.5%
Coca-Cola Co. (The)	907,361	40,840,319
Monster Beverage Corp.(a)	1,300,746	71,866,216
PepsiCo, Inc.	93,583	10,427,954
Total		123,134,489
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	153,801	25,267,966
Food Products 1.3%
Danone SA, ADR	2,205,850	34,709,050
McCormick & Co., Inc.	5,083	521,719
Total		35,230,769
Household Products 1.4%
Clorox Co. (The)	9,140	1,205,657
Kimberly-Clark Corp.	14,460	1,701,653
Procter & Gamble Co. (The)	374,389	34,061,911
Total		36,969,221
Tobacco 0.2%
Altria Group, Inc.	24,876	1,577,636
Philip Morris International, Inc.	26,994	2,996,604
Total		4,574,240
Total Consumer Staples		225,176,685

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.0%
Energy Equipment & Services 1.2%
Halliburton Co.	12,940	595,628
Schlumberger Ltd.	456,787	31,865,461
Total		32,461,089
Oil, Gas & Consumable Fuels 0.8%
Gulfport Energy Corp.(a)	2,510	35,994
Pioneer Natural Resources Co.	150,550	22,212,147
Total		22,248,141
Total Energy		54,709,230
Financials 5.6%
Banks 0.1%
First Hawaiian, Inc.	61,555	1,864,501
Capital Markets 4.5%
Artisan Partners Asset Management, Inc., Class A	24,282	791,593
CBOE Holdings, Inc.	37,191	4,002,867
Charles Schwab Corp. (The)	736,600	32,218,884
Eaton Vance Corp.	26,915	1,328,794
Factset Research Systems, Inc.	101,362	18,256,310
Intercontinental Exchange, Inc.	455,384	31,284,881
Invesco Ltd.	570	19,973
Moody’s Corp.	500	69,605
S&P Global, Inc.	23,970	3,746,751
SEI Investments Co.	521,071	31,816,595
Total		123,536,253
Consumer Finance 0.6%
American Express Co.	173,081	15,656,907
Insurance 0.4%
Aon PLC	53,360	7,795,896
Arthur J Gallagher & Co.	11,010	677,665
Aspen Insurance Holdings Ltd.	480	19,392
Hanover Insurance Group, Inc. (The)	6,988	677,347
Marsh & McLennan Companies, Inc.	100	8,381
RenaissanceRe Holdings Ltd.	5,240	708,134
Xl Group Ltd.	1,650	65,092
Total		9,951,907
Total Financials		151,009,568
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 18.5%
Biotechnology 7.4%
AbbVie, Inc.	59,725	5,307,164
Alexion Pharmaceuticals, Inc.(a)	262,400	36,812,096
Alkermes PLC(a)	25,670	1,305,063
Amgen, Inc.	138,854	25,889,328
BioMarin Pharmaceutical, Inc.(a)	7,380	686,857
Bioverativ, Inc.(a)	16,660	950,786
Celgene Corp.(a)	314,947	45,925,572
Exelixis, Inc.(a)	15,380	372,657
Gilead Sciences, Inc.	12,410	1,005,458
Incyte Corp.(a)	2,910	339,713
Regeneron Pharmaceuticals, Inc.(a)	64,246	28,725,672
Shire PLC, ADR	149,580	22,906,681
Vertex Pharmaceuticals, Inc.(a)	211,947	32,224,422
Total		202,451,469
Health Care Equipment & Supplies 2.9%
ABIOMED, Inc.(a)	2,070	349,002
Baxter International, Inc.	67,845	4,257,274
Becton Dickinson and Co.	49,970	9,791,622
Boston Scientific Corp.(a)	100,020	2,917,583
Cooper Companies, Inc. (The)	16,086	3,814,151
Danaher Corp.	16,735	1,435,528
Edwards Lifesciences Corp.(a)	263,469	28,799,796
IDEXX Laboratories, Inc.(a)	2,000	310,980
Intuitive Surgical, Inc.(a)	1,271	1,329,314
Medtronic PLC	4,740	368,630
Varian Medical Systems, Inc.(a)	227,381	22,751,743
West Pharmaceutical Services, Inc.	19,860	1,911,724
Total		78,037,347
Health Care Providers & Services 1.2%
Aetna, Inc.	5,689	904,608
Centene Corp.(a)	14,077	1,362,231
CIGNA Corp.	1,170	218,720
UnitedHealth Group, Inc.	154,584	30,275,276
WellCare Health Plans, Inc.(a)	100	17,174
Total		32,778,009

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.0%
Cerner Corp.(a)	358,289	25,553,171
Veeva Systems Inc., Class A(a)	19,702	1,111,390
Total		26,664,561
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	68,609	4,404,698
Bio-Techne Corp.	6,988	844,779
Bruker Corp.	22,250	661,938
Illumina, Inc.(a)	151,979	30,274,217
Mettler-Toledo International, Inc.(a)	3,334	2,087,617
QIAGEN NV	49,086	1,546,209
Quintiles IMS Holdings, Inc.(a)	22,740	2,161,892
Thermo Fisher Scientific, Inc.	15,570	2,945,844
Waters Corp.(a)	8,790	1,577,981
Total		46,505,175
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	653,244	41,637,773
Eli Lilly & Co.	17,136	1,465,813
Johnson & Johnson	6,870	893,169
Merck & Co., Inc.	209,848	13,436,567
Novartis AG, ADR	245,034	21,036,169
Novo Nordisk A/S, ADR	715,880	34,469,622
Zoetis, Inc.	66,270	4,225,375
Total		117,164,488
Total Health Care		503,601,049
Industrials 6.5%
Aerospace & Defense 0.6%
Boeing Co. (The)	20,097	5,108,858
BWX Technologies, Inc.	47,025	2,634,341
General Dynamics Corp.	7,330	1,506,901
Hexcel Corp.	24,610	1,413,106
Lockheed Martin Corp.	2,580	800,548
Northrop Grumman Corp.	12,120	3,487,167
Raytheon Co.	5,730	1,069,103
Total		16,020,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc.	502,410	30,074,263
United Parcel Service, Inc., Class B	214,462	25,754,741
Total		55,829,004
Airlines —%
Copa Holdings SA, Class A	2,870	357,401
Building Products 0.1%
Allegion PLC	14,120	1,220,956
AO Smith Corp.	50,825	3,020,530
Total		4,241,486
Commercial Services & Supplies 0.2%
KAR Auction Services, Inc.	38,485	1,837,274
Waste Management, Inc.	32,535	2,546,514
Total		4,383,788
Electrical Equipment 0.9%
Acuity Brands, Inc.	140,081	23,993,074
Rockwell Automation, Inc.	950	169,299
Total		24,162,373
Industrial Conglomerates 0.5%
3M Co.	23,359	4,903,054
Honeywell International, Inc.	53,375	7,565,373
Total		12,468,427
Machinery 1.8%
Allison Transmission Holdings, Inc.	790	29,649
Caterpillar, Inc.	20,087	2,505,050
Cummins, Inc.	14,136	2,375,272
Deere & Co.	276,092	34,674,394
Donaldson Co., Inc.	15,201	698,334
Fortive Corp.	9,635	682,062
Graco, Inc.	41,927	5,185,950
Illinois Tool Works, Inc.	9,829	1,454,299
Ingersoll-Rand PLC	740	65,986
Lincoln Electric Holdings, Inc.	100	9,168
Stanley Black & Decker, Inc.	710	107,189
Toro Co. (The)	2,720	168,803
Total		47,956,156

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	7,676	893,563
IHS Markit Ltd.(a)	68,260	3,008,901
TransUnion (a)	510	24,103
Total		3,926,567
Road & Rail —%
Landstar System, Inc.	4,967	494,961
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., Class A	10,907	824,242
Watsco, Inc.	39,280	6,326,830
Total		7,151,072
Total Industrials		176,991,259
Information Technology 39.7%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,412,455	47,500,862
F5 Networks, Inc.(a)	22,234	2,680,531
Harris Corp.	3,172	417,689
Juniper Networks, Inc.	23,525	654,701
Motorola Solutions, Inc.	34,430	2,922,074
Total		54,175,857
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	92,950	7,867,288
Cognex Corp.	182,026	20,073,827
Coherent, Inc.(a)	350	82,310
Keysight Technologies, Inc.(a)	6,375	265,582
Total		28,289,007
Internet Software & Services 13.4%
Alibaba Group Holding Ltd., ADR(a)	634,271	109,544,944
Alphabet, Inc., Class A(a)	47,184	45,944,005
Alphabet, Inc., Class C(a)	47,292	45,358,230
eBay, Inc.(a)	28,350	1,090,341
Facebook, Inc., Class A(a)	818,233	139,811,473
MercadoLibre, Inc.	93,330	24,165,937
Total		365,914,930
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.2%
Accenture PLC, Class A	22,234	3,003,146
Automatic Data Processing, Inc.	84,107	9,194,577
Booz Allen Hamilton Holdings Corp.	70,925	2,651,886
Cognizant Technology Solutions Corp., Class A	1,510	109,535
CoreLogic, Inc.(a)	15,636	722,696
DST Systems, Inc.	58,220	3,195,114
DXC Technology Co.	17,200	1,477,136
Euronet Worldwide, Inc.(a)	41,927	3,974,260
Fiserv, Inc.(a)	16,170	2,085,283
FleetCor Technologies, Inc.(a)	1,733	268,217
Genpact Ltd.	100	2,875
Global Payments, Inc.	2,070	196,712
International Business Machines Corp.	9,469	1,373,763
Jack Henry & Associates, Inc.	28,587	2,938,458
MasterCard, Inc., Class A	64,392	9,092,150
PayPal Holdings, Inc.(a)	26,455	1,693,914
Square, Inc., Class A(a)	13,030	375,394
Total System Services, Inc.	13,350	874,425
Vantiv, Inc., Class A(a)	21,130	1,489,031
Visa, Inc., Class A	912,067	95,985,931
Total		140,704,503
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	57,349	4,941,763
Applied Materials, Inc.	63,595	3,312,664
Broadcom Ltd.	44,684	10,837,657
Intel Corp.	28,715	1,093,467
KLA-Tencor Corp.	15,347	1,626,782
Lam Research Corp.	1,601	296,249
Maxim Integrated Products, Inc.	5,590	266,699
Micron Technology, Inc.(a)	29,897	1,175,849
NVIDIA Corp.	256,581	45,868,985
QUALCOMM, Inc.	580,822	30,109,813
Skyworks Solutions, Inc.	15,816	1,611,650
Teradyne, Inc.	100	3,729
Texas Instruments, Inc.	48,801	4,374,522
Xilinx, Inc.	71,930	5,094,802
Total		110,614,631

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 12.3%
Activision Blizzard, Inc.	565,978	36,511,241
Adobe Systems, Inc.(a)	185,477	27,669,459
Autodesk, Inc.(a)	367,647	41,272,052
Citrix Systems, Inc.(a)	24,108	1,851,977
Electronic Arts, Inc.(a)	36,823	4,347,323
Fortinet, Inc.(a)	2,150	77,056
Intuit, Inc.	38,932	5,533,794
Manhattan Associates, Inc.(a)	3,355	139,467
Microsoft Corp.	833,938	62,120,042
Nuance Communications, Inc.(a)	98,490	1,548,263
Oracle Corp.	977,885	47,280,740
PTC, Inc.(a)	1,200	67,536
Salesforce.com, Inc.(a)	392,821	36,697,338
ServiceNow, Inc.(a)	269,280	31,648,478
Splunk, Inc.(a)	400,215	26,586,282
Symantec Corp.	162,555	5,333,430
Synopsys, Inc.(a)	37,975	3,058,127
Take-Two Interactive Software, Inc.(a)	23,380	2,390,137
Workday, Inc., Class A(a)	1,980	208,672
Total		334,341,414
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	303,317	46,747,216
NCR Corp.(a)	32,460	1,217,899
Western Digital Corp.	620	53,568
Total		48,018,683
Total Information Technology		1,082,059,025
Materials 1.1%
Chemicals 0.4%
Chemours Co. LLC (The)	31,095	1,573,718
Eastman Chemical Co.	3,927	355,354
Ecolab, Inc.	39,310	5,055,659
FMC Corp.	16,435	1,467,810
GCP Applied Technologies(a)	4,042	124,089
PPG Industries, Inc.	13,087	1,422,034
Praxair, Inc.	800	111,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Scotts Miracle-Gro Co. (The), Class A	7,638	743,483
Sherwin-Williams Co. (The)	470	168,279
Total		11,022,218
Construction Materials —%
Eagle Materials, Inc.	2,642	281,901
Containers & Packaging 0.7%
AptarGroup, Inc.	62,863	5,425,706
Avery Dennison Corp.	29,222	2,873,691
Bemis Co., Inc.	19,020	866,741
Berry Global Group, Inc.(a)	1,687	95,569
Crown Holdings, Inc.(a)	59,720	3,566,478
Graphic Packaging Holding Co.	252,720	3,525,444
Sealed Air Corp.	9,550	407,976
Silgan Holdings, Inc.	31,800	935,874
Total		17,697,479
Metals & Mining —%
Freeport-McMoRan, Inc.(a)	74,410	1,044,717
Total Materials		30,046,315
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
American Tower Corp.	50,140	6,853,135
Equinix, Inc.	8,228	3,672,157
Equity LifeStyle Properties, Inc.	21,599	1,837,643
Sabra Health Care REIT, Inc.	121,531	2,666,390
SBA Communications Corp.(a)	11,880	1,711,314
Senior Housing Properties Trust	17,213	336,514
Total		17,077,153
Total Real Estate		17,077,153
Total Common Stocks (Cost $2,133,620,055)		2,668,184,568

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	36,411,930	36,411,930
Total Money Market Funds (Cost $36,411,930)		36,411,930
Total Investments (Cost: $2,170,031,985)		2,704,596,498
Other Assets & Liabilities, Net		19,057,728
Net Assets		2,723,654,226

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	36,252,202	443,211,710	(443,051,982)	36,411,930	1,982	(2,662)	204,392	36,411,930
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	427,514,284	—	—	—	427,514,284
Consumer Staples	225,176,685	—	—	—	225,176,685
Energy	54,709,230	—	—	—	54,709,230
Financials	151,009,568	—	—	—	151,009,568
Health Care	503,601,049	—	—	—	503,601,049
Industrials	176,991,259	—	—	—	176,991,259
Information Technology	1,082,059,025	—	—	—	1,082,059,025
Materials	30,046,315	—	—	—	30,046,315
Real Estate	17,077,153	—	—	—	17,077,153
Total Common Stocks	2,668,184,568	—	—	—	2,668,184,568
Money Market Funds	—	—	—	36,411,930	36,411,930
Total Investments	2,668,184,568	—	—	36,411,930	2,704,596,498
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
September 30, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$2,133,620,055
Investments in affiliated issuers, at cost	36,411,930
Investments in unaffiliated issuers, at value	2,668,184,568
Investments in affiliated issuers, at value	36,411,930
Receivable for:
Investments sold	17,066,305
Capital shares sold	3,662,038
Dividends	1,468,536
Foreign tax reclaims	436
Prepaid expenses	15,649
Trustees’ deferred compensation plan	58,886
Other assets	10,904
Total assets	2,726,879,252
Liabilities
Payable for:
Capital shares purchased	2,791,906
Management services fees	50,080
Distribution and/or service fees	82
Transfer agent fees	278,046
Compensation of board members	453
Compensation of chief compliance officer	233
Other expenses	45,340
Trustees’ deferred compensation plan	58,886
Total liabilities	3,225,026
Net assets applicable to outstanding capital stock	$2,723,654,226
Represented by
Paid in capital	2,189,437,064
Undistributed net investment income	2,897,395
Accumulated net realized loss	(3,244,746)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	534,564,513
Total - representing net assets applicable to outstanding capital stock	$2,723,654,226
Class A
Net assets	$11,982,441
Shares outstanding	849,836
Net asset value per share	$14.10
Class Z
Net assets	$2,711,671,785
Shares outstanding	194,582,262
Net asset value per share	$13.94
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended September 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,954,049
Dividends — affiliated issuers	204,392
Foreign taxes withheld	(511,006)
Total income	13,647,435
Expenses:
Management services fees	8,517,476
Distribution and/or service fees
Class A	16,690
Transfer agent fees
Class A	13,309
Class Z	1,794,057
Compensation of board members	28,058
Custodian fees	19,151
Printing and postage fees	163,055
Registration fees	43,624
Audit fees	13,787
Legal fees	35,672
Compensation of chief compliance officer	496
Other	39,847
Total expenses	10,685,222
Net investment income	2,962,213
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,916,188
Investments — affiliated issuers	1,982
Net realized gain	7,918,170
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	274,637,747
Investments — affiliated issuers	(2,662)
Net change in unrealized appreciation (depreciation)	274,635,085
Net realized and unrealized gain	282,553,255
Net increase in net assets resulting from operations	$285,515,468
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income (loss)	$2,962,213	$(5,207,161)
Net realized gain	7,918,170	275,112,653
Net change in unrealized appreciation (depreciation)	274,635,085	92,407,967
Net increase in net assets resulting from operations	285,515,468	362,313,459
Distributions to shareholders
Net realized gains
Class A	(444,243)	(156,120,370)
Class Z	(86,279,913)	—
Total distributions to shareholders	(86,724,156)	(156,120,370)
Increase (decrease) in net assets from capital stock activity	300,482,993	(534,982,242)
Total increase (decrease) in net assets	499,274,305	(328,789,153)
Net assets at beginning of period	2,224,379,921	2,553,169,074
Net assets at end of period	$2,723,654,226	$2,224,379,921
Undistributed (excess of distributions over) net investment income	$2,897,395	$(64,818)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2017 (Unaudited)		March 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	30,008	401,309	37,414,984	473,025,857
Distributions reinvested	33,121	444,154	13,020,866	156,120,177
Redemptions	(491,813)	(6,610,626)	(259,465,558)	(3,363,004,813)
Net decrease	(428,684)	(5,765,163)	(209,029,708)	(2,733,858,779)
Class Z
Subscriptions	38,218,864	508,650,748	173,068,712	2,222,242,187
Distributions reinvested	6,516,602	86,279,811	—	—
Redemptions	(21,399,238)	(288,682,403)	(1,822,678)	(23,365,650)
Net increase	23,336,228	306,248,156	171,246,034	2,198,876,537
Total net increase (decrease)	22,907,544	300,482,993	(37,783,674)	(534,982,242)

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class A
9/30/2017 (c)	$13.04	(0.00)	1.53	1.53	(0.47)
3/31/2017	$12.14	(0.03)	1.94	1.91	(1.01)
3/31/2016	$13.79	(0.05)	(0.52)	(0.57)	(1.08)
3/31/2015	$13.95	(0.09)	1.75	1.66	(1.82)
3/31/2014	$10.89	(0.11)	3.22	3.11	(0.05)
3/31/2013 (f)	$10.00	(0.04)	0.93	0.89	—
Class Z
9/30/2017 (c)	$12.89	0.02	1.51	1.53	(0.48)
3/31/2017 (g)	$11.74	0.01	1.14	1.15	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended September 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Class A shares commenced operations on April 20, 2012. Per share data and total return reflect activity from that date.
(g)	Class Z shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.47)	$14.10	11.89%	1.16% (d)	1.16% (d)	(0.06%) (d)	20%	$11,982
(1.01)	$13.04	16.45%	1.13%	1.13%	(0.25%)	48%	$16,678
(1.08)	$12.14	(4.80%)	1.12% (e)	1.12% (e)	(0.39%)	39%	$2,553,169
(1.82)	$13.79	13.24%	1.16%	1.16%	(0.64%)	48%	$1,833,649
(0.05)	$13.95	28.62%	1.19%	1.19%	(0.87%)	64%	$1,534,427
—	$10.89	8.90%	1.25% (d)	1.19% (d)	(0.41%) (d)	44%	$1,118,284

(0.48)	$13.94	12.04%	0.85% (d)	0.85% (d)	0.24% (d)	20%	$2,711,672
—	$12.89	9.80%	0.89% (d)	0.89% (d)	0.38% (d)	48%	$2,207,702
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	17

Notes to Financial Statements
September 30, 2017 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2017 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreements with Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. each of which, together with the Investment Manager, manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
20	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended September 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Class Z	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares. However, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2017 through July 31, 2018	Prior to August 1, 2017
Class A	1.15%	1.20%
Class Z	0.90	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,170,032,000	556,090,000	(21,526,000)	534,564,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $704,723,871 and $502,273,589, respectively, for the six months ended September 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
22	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended September 30, 2017.
Note 8. Significant risks
Shareholder concentration risk
At September 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
September 30, 2017 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager, Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. (LA Capital) (the Subadvisers) with respect to Multi-Manager Growth Strategies Fund (formerly, Active Portfolios® Multi-Manager Growth Fund) (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In connection with the continuation of the Subadvisory Agreement between the Investment Manager and LA Capital, the Committee and the Board also based their conclusions on the information provided with respect to the initial approval of the Subadvisory Agreement and evaluated at Committee meeting held on January 24, 2017 and at the Board meeting held on January 25, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through July 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and each Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadvisers’ codes of ethics and compliance programs, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadvisers’ compliance programs.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadvisers, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring the Subadvisers’ ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data
26	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreements. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighty-eighth and eighty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and
28	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Multi-Manager Growth Strategies Fund | Semiannual Report 2017

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Multi-Manager Growth Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR117_03_G01_(11/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2017